Other Information (Tables)	6 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Cash Payments for Interest and Income Taxes (Net of Refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Interest	$3.0	$4.3	$24.9	$26.0
Income taxes (net of refunds)	$1.9	$1.7	$3.2	$1.7